Goodwill and Other Intangible Assets [Text Block]	6 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets [Text Block]

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2016 and 2017:

	Six months ended September 30,
	2016	2017
	(in millions)
Balance at beginning of period
Goodwill	¥2,539,874	¥2,542,280
Accumulated impairment losses	(2,085,499)	(2,092,137)

	454,375	450,143
Goodwill recognized during the six months(1)	2,858	—
Foreign currency translation adjustments and other	(65,132)	(14,590)

Balance at end of period
Goodwill	2,477,600	2,527,690
Accumulated impairment losses	(2,085,499)	(2,092,137)

	¥392,101	¥435,553

Note:	(1)	See Note 2 for the goodwill recognized in connection with acquisitions.

Other Intangible Assets

The table below presents the net carrying amount by major class of other intangible assets at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in millions)
Intangible assets subject to amortization:
Software	¥711,190	¥713,438
Core deposit intangibles	50,100	46,948
Customer relationships	191,992	171,363
Trade names	49,814	47,932
Other	8,139	10,952

Total	1,011,235	990,633
Intangible assets not subject to amortization:
Other	9,124	9,122

Total	¥1,020,359	¥999,755

The impairment losses on other intangible assets for the six months ended September 30, 2016 and 2017 were ¥968 million and ¥16,591 million, respectively, which are included in impairment of intangible assets in the accompanying condensed consolidated statements of income. The impairment loss for the six months ended September 30, 2017 included a loss of ¥11,121 million relating to the foreign subsidiary’s customer relationships under the Trust Asset Business Group segment. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships were revised downward due to a decrease in acquired customer base. Accordingly, the MUFG group revaluated the intangible assets and recognized impairment losses.